Trade Receivables, Other Receivables and Prepayments (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Trade and other receivables [abstract]
Average credit period, description	The Group allows an average credit period of 120 -180 days to its trade customers.
Bad deb allowance	$ 2,299,558	$ 1,294,097	$ 1,359,255
Trade receivables	$ 1,509,839	$ 1,368,183